VIRTUS Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—4.0%
U.S. Treasury Notes 1.250%, 8/15/31	$ 400	$ 390
Total U.S. Government Security (Identified Cost $395)		390

Mortgage-Backed Securities—90.6%
Agency—90.6%
Federal Home Loan Mortgage Corp.
Pool #Q10929 3.500%, 9/1/42	140	152
Pool #Q26366 4.000%, 5/1/44	77	85
Pool #V81283 4.000%, 7/1/44	157	174
Pool #G61157 3.500%, 10/1/44	103	111
Pool #V81992 4.000%, 10/1/45	98	108
Pool #Q39440 4.000%, 3/1/46	154	168
Pool #Q40815 3.500%, 6/1/46	249	271
Pool #ZA4786 3.000%, 12/1/46	137	147
Pool #Q46110 3.500%, 2/1/47	152	165
Pool #Q53881 4.500%, 1/1/48	196	216
Pool #ZT0509 3.000%, 8/1/48	121	130
Pool #QA5557 3.000%, 12/1/49	147	155
Pool #QA8043 3.000%, 3/1/50	140	149
Pool #QA8967 3.000%, 4/1/50	232	243
Pool #QB9831 2.500%, 3/1/51	386	403
Pool #QC2692 3.000%, 6/1/51	134	142
Pool #QC2749 3.000%, 6/1/51	249	262
Pool #QC2869 3.000%, 6/1/51	95	101
Pool #QC4721 3.000%, 7/1/51	141	150
Federal National Mortgage Association
Pool #AM8036 2.660%, 3/1/27	302	322
Pool #MA2164 3.500%, 2/1/35	99	107
Pool #AL7497 3.500%, 9/1/40	207	224
Pool #AL0215 4.500%, 4/1/41	73	82
Pool #AO8632 3.500%, 7/1/42	220	239
Pool #AP9633 2.500%, 10/1/42	296	309
Pool #MA2341 4.500%, 6/1/45	46	51
	Par Value	Value

Agency—continued
Pool #AY8851 4.000%, 8/1/45	$ 82	$ 90
Pool #BE5050 4.000%, 9/1/45	95	105
Pool #AS6640 3.500%, 2/1/46	135	146
Pool #BA4799 4.000%, 2/1/46	175	193
Pool #BE7155 3.500%, 2/1/47	302	326
Pool #BM3564 3.000%, 7/1/47	188	198
Pool #BH9277 3.500%, 2/1/48	241	256
Pool #BO5325 3.000%, 11/1/49	122	128
Pool #CA5122 3.000%, 2/1/50	91	96
Pool #CA6053 3.000%, 6/1/50	142	150
Pool #FM3878 2.500%, 7/1/50	457	473
Pool #BQ7616 2.500%, 11/1/50	385	398
Pool #FM7290 3.000%, 5/1/51	197	208
Pool #BT1809 3.000%, 6/1/51	199	211
Pool #BT2849 3.000%, 6/1/51	199	211
Pool #FM7984 3.500%, 6/1/51	96	102
Pool #BT9860 2.500%, 10/1/51	500	517
Government National Mortgage Association I
Pool #AE8170 4.000%, 2/15/44	42	47
Pool #635099 3.000%, 7/15/46	56	62
Pool #774031 3.000%, 8/15/47	106	117
Pool #AD6354 3.000%, 1/15/48	74	82
		8,782

Total Mortgage-Backed Securities (Identified Cost $8,512)		8,782

Total Long-Term Investments—94.6% (Identified Cost $8,907)		9,172

See Notes to Schedule of Investments

VIRTUS Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	466,056	$ 466
Total Short-Term Investment (Identified Cost $466)		466

TOTAL INVESTMENTS—99.4% (Identified Cost $9,373)		$9,638
Other assets and liabilities, net—0.6%		55
NET ASSETS—100.0%		$9,693
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$8,782	$—	$8,782
U.S. Government Security	390	—	390
Money Market Mutual Fund	466	466	—
Total Investments	$9,638	$466	$9,172
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX U.S. MORTGAGE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3